Held for Sales Assets and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [Abstract]
Results of Discontinued Operations

The following table presents the results of discontinued operations, including asset sales:

For the years ended December 31,	2017	2016	2015

Revenues
Gross Sales	1,309	1,267	1,648
Less: Royalties	174	139	113
	1,135	1,128	1,535
Expenses
Transportation and Blending	167	186	229
Operating	426	444	558
Production and Mineral Taxes	18	12	17
(Gain) Loss on Risk Management	33	(58)	(209)
Operating Margin	491	544	940
Depreciation, Depletion and Amortization	192	567	1,121
Exploration Expense	2	-	71
Finance Costs	80	102	101
Earnings (Loss) From Discontinued Operations Before Income Tax	217	(125)	(353)
Current Tax Expense (Recovery)	24	86	145
Deferred Tax Expense (Recovery)	33	(125)	(202)
After-tax Earnings (Loss) From Discontinued Operations	160	(86)	(296)
After-tax Gain (Loss) on Discontinuance (1)	938	-	-
Net Earnings (Loss) From Discontinued Operations	1,098	(86)	(296)

Summary of Cash Flows from Discontinued Operations

Cash flows from discontinued operations reported in the Consolidated Statement of Cash Flows are:

For the years ended December 31,	2017	2016	2015

Cash From Operating Activities	448	435	778
Cash From (Used in) Investing Activities	2,993	(168)	(243)
Net Cash Flow	3,441	267	535

Summary of Assets and Liabilities Held for Sale

The assets have been classified as held for sale and recorded at the lesser of their carrying amount and their fair value less cost to sell. Assets and liabilities held for sale also include the Suffield operations, which were sold on January 5, 2018. No impairments were recorded on the assets held for sale as at December 31, 2017.

	E&E Assets	PP&E	Decommissioning Liabilities
As at December 31, 2017	(Note 17)	(Note 18)	(Note 24)

Conventional	-	568	454
Deep Basin	46	434	149
	46	1,002	603